CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 223.5	$ 215.1
Accounts receivable, less allowances of $19.9 and $17.6 at 2019 and 2018, respectively	1,212.2	1,251.8
Inventories	401.0	486.5
Other current assets	180.7	141.9
Total current assets	2,017.4	2,095.3
Property, plant and equipment, net	428.2	441.7
Other assets
Goodwill	605.8	634.0
Other intangible assets, net	1,441.6	1,564.2
Deferred income taxes	9.0	10.4
Other	155.4	48.8
Total other assets	2,211.8	2,257.4
Total assets	4,657.4	4,794.4
Current liabilities
Accounts payable	636.8	778.2
Accrued expenses and other liabilities	867.7	804.3
Income taxes	15.2	23.9
Total current liabilities	1,519.7	1,606.4
Long-term debt, net	3,467.3	3,427.8
Deferred income taxes	124.7	160.0
Other long-term liabilities	250.5	140.5
Total liabilities	5,362.2	5,334.7
Equity
Common stock	0.0
Additional paid-in capital	277.7	277.7
Accumulated deficit	(1,000.6)	(859.8)
Accumulated other comprehensive income	18.1	41.8
Total equity (deficit)	(704.8)	(540.3)
Total liabilities and equity	4,657.4	4,794.4
Class A Units
Equity
Common stock	0.0	0.0
Class B Units
Equity
Common stock	$ 0.0	$ 0.0